EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net periodic costs of post-employment health care benefits
Current service cost	R$ 1,933	R$ 2,069	R$ 3,005
Interest expense	11,059	10,127	8,102
Net cost pension benefit	R$ 12,992	R$ 12,196	R$ 11,107